Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	[1]	$ 48,851	$ 49,605	$ 51,584
Costs and expenses:
Cost of sales	[1],[2]	9,648	9,577	9,586
Selling, informational and administrative expenses	[1],[2]	14,809	14,097	14,355
Research and development expenses	[1],[2]	7,690	8,393	6,678
Amortization of intangible assets	[1]	3,728	4,039	4,599
Restructuring charges and certain acquisition-related costs	[1]	1,152	250	1,182
Other (income)/deductions––net	[1]	2,860	1,009	(532)
Income from continuing operations before provision for taxes on income	[1],[3]	8,965	12,240	15,716
Provision for taxes on income	[1]	1,990	3,120	4,306
Income from continuing operations	[1]	6,975	9,119	11,410
Discontinued operations:
Income from discontinued operations––net of tax	[1],[4]	17	(6)	308
Gain/(loss) on disposal of discontinued operations––net of tax	[1],[4]	(6)	55	10,354
Discontinued operations––net of tax	[1],[4]	11	48	10,662
Net income before allocation to noncontrolling interests	[1],[5],[6],[7]	6,986	9,168	22,072
Less: Net income attributable to noncontrolling interests	[1]	26	32	69
Net income attributable to Pfizer Inc.	[1]	$ 6,960	$ 9,135	$ 22,003
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.13	$ 1.43	$ 1.67
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.01	1.56
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.13	1.44	3.23
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.11	1.41	1.65
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.01	1.54
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.11	$ 1.42	$ 3.19
Weighted-average shares––basic	[1]	6,176	6,346	6,813
Weighted-average shares––diluted	[1]	6,257	6,424	6,895
Cash dividends paid per common share (in dollars per share)	[1]	$ 1.12	$ 1.04	$ 0.96

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Income from continuing operations before provision for taxes on income.
[4]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.
[5]	Amounts may not add due to rounding.
[6]	Amounts may not add due to rounding.
[7]	Amounts may not add due to rounding.